Operating Expenses - Summary of Operating Expenses by Nature (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expense by nature [line items]
Royalties expensed	£ 162	£ 164	£ 194
Other product costs	371	393	412
Employee benefit expense	1,411	1,467	1,605
Contract labour	56	70	73
Employee-related expense	53	60	52
Promotional costs	113	146	268
Depreciation and impairment of property, plant and equipment and investment property and assets held for sale	77	90	136
Property and facilities	70	82	102
Technology and communications	215	215	221
Professional and outsourced services	395	443	501
Other general and administrative costs	72	43	76
Costs capitalised	(398)	(424)	(478)
Other net gains and losses	7	16	(24)
Other income	(40)	(41)	(49)
Total	3,013	3,177	3,571
Product development assets [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets	291	284	303
Software [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets	117	123	125
Other acquired intangibles [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets	£ 41	£ 46	£ 54